8. Income Tax (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax
Current tax expense	$ 0	$ (135)	$ (3,252)
Deferred tax expense	0	0	0
Income tax expense	$ 0	$ (135)	$ (3,252)